Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized discount	$ (25,704)	$ (32,256)
2% Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount of Senior Notes	$ 201,250	$ 201,250	$ 201,300
Debt, interest rate	2.00%	2.00%	2.00%
Unamortized discount	$ 25,700